Shareholder Report, Holdings (Details)	May 31, 2024
Institutional Share Class
Holdings [Line Items]
Percent of Total Investments	55.12%
Institutional Share Class | Fidelity [Member]
Holdings [Line Items]
Percent of Total Investments	15.03%
Institutional Share Class | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.73%
Institutional Share Class | Mc Kesson [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
Institutional Share Class | Shell [Member]
Holdings [Line Items]
Percent of Total Investments	4.59%
Institutional Share Class | Bny Mellon [Member]
Holdings [Line Items]
Percent of Total Investments	4.53%
Institutional Share Class | Cencora [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
Institutional Share Class | Novartis [Member]
Holdings [Line Items]
Percent of Total Investments	3.46%
Institutional Share Class | Prestige Consumer [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
Institutional Share Class | Valero Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
Institutional Share Class | Charles Schwab [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Institutional Share Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.47%
Institutional Share Class | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	8.75%
Institutional Share Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.44%
Institutional Share Class | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Institutional Share Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Institutional Share Class | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Institutional Share Class | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	29.16%
Institutional Share Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Institutional Share Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.06%
Institutional Share Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.73%
Institutional Share Class [Default Label]
Holdings [Line Items]
Percent of Total Investments	55.62%
Institutional Share Class [Default Label] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.79%
Institutional Share Class [Default Label] | Fidelity Money Mkt [Member]
Holdings [Line Items]
Percent of Total Investments	18.36%
Institutional Share Class [Default Label] | Meta [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
Institutional Share Class [Default Label] | Apple [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Institutional Share Class [Default Label] | Kla Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.71%
Institutional Share Class [Default Label] | Checkpoint [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Institutional Share Class [Default Label] | Net Appt [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
Institutional Share Class [Default Label] | Ituran [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Institutional Share Class [Default Label] | Cisco [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Institutional Share Class [Default Label] | Cgi Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
Institutional Share Class [Default Label] | Aerospace [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Institutional Share Class [Default Label] | Comm Equip [Member]
Holdings [Line Items]
Percent of Total Investments	6.18%
Institutional Share Class [Default Label] | Comp Hardware [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Institutional Share Class [Default Label] | Consulting Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Institutional Share Class [Default Label] | Consumer Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Institutional Share Class [Default Label] | Credit Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Institutional Share Class [Default Label] | Drug Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Institutional Share Class [Default Label] | Electronics Comp Dist [Member]
Holdings [Line Items]
Percent of Total Investments	1.77%
Institutional Share Class [Default Label] | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	10.31%
Institutional Share Class [Default Label] | Internet Content Info [Member]
Holdings [Line Items]
Percent of Total Investments	15.05%
Institutional Share Class [Default Label] | Internet Retail [Member]
Holdings [Line Items]
Percent of Total Investments	3.69%
Institutional Share Class [Default Label] | Money Mkt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.47%
Institutional Share Class [Default Label] | Semiconductor Equip [Member]
Holdings [Line Items]
Percent of Total Investments	6.31%
Institutional Share Class [Default Label] | Software Application [Member]
Holdings [Line Items]
Percent of Total Investments	4.28%
Institutional Share Class [Default Label] | Software Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	15.98%
Institutional Share Class [Default Label] | Telecom Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%